FINANCIAL DEBT WITH THIRD PARTIES - BANK BORROWING (Details) د.م. in Thousands, R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016 BRL (R$)	Dec. 31, 2016 MAD (د.م.)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 BRL (R$)	Dec. 31, 2015 MAD (د.م.)	Dec. 31, 2015 USD ($)
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 88,680
March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				17,373
April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				7,272
July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				184
August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				24,720
Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				49,549
March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				9,205
April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				18,409
December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				11,283
Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				38,897
October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				234
Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				234
Foreign currency debt [Member] | Brazil Real [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | R$		R$ 232,547			R$ 291,573
Foreign currency debt [Member] | Morocco, Dirhams [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings | د.م.			د.م. 0			د.م. 1,121
U.S. Dollars debt [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				71,353			$ 74,783
U.S. Dollars debt [member] | Brazil Real [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				71,353			74,670
U.S. Dollars debt [member] | Morocco, Dirhams [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings				0			$ 113
Credit Facility [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		R$ 300,000		90,698
Tranche A [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				55,975
Borrowing ineterest rate spread	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP) plus 2.5% per annum
Tranche A [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				7,776
Tranche A [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				3,232
Tranche A [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche A [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				19,206
Tranche A [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				30,214
Tranche A [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				5,634
Tranche A [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				11,267
Tranche A [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				8,860
Tranche A [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				25,761
Tranche A [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche A [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche B [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				13,986
Borrowing ineterest rate spread	SELIC Rate plus 2.5% per annum
Tranche B [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				3,839
Tranche B [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				1,616
Tranche B [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche B [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				2,098
Tranche B [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				7,553
Tranche B [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				1,408
Tranche B [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				2,817
Tranche B [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				2,208
Tranche B [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				6,433
Tranche B [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche B [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche C [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				16,717
Borrowing ineterest rate spread	4.0% per year
Tranche C [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				5,374
Tranche C [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				2,262
Tranche C [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche C [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				3,084
Tranche C [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				10,720
Tranche C [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				1,999
Tranche C [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				3,998
Tranche C [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche C [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				5,997
Tranche C [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche C [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche D [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				1,369
Borrowing ineterest rate spread	6.0% per year
Tranche D [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				384
Tranche D [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				162
Tranche D [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche D [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				332
Tranche D [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				878
Tranche D [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				164
Tranche D [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				327
Tranche D [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche D [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				491
Tranche D [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche D [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche E [member]
Disclosure of detailed information about borrowings [line items]
Borrowings				633
Borrowing ineterest rate spread	Long-Term Interest Rate (Taxa de Juros de Longo Prazo — TJLP)
Tranche E [member] | March 27, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche E [member] | April 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche E [member] | July 16, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				184
Tranche E [member] | August 13, 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche E [member] | Subtotal 2014
Disclosure of detailed information about borrowings [line items]
Borrowings				184
Tranche E [member] | March 26, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche E [member] | April 17, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				0
Tranche E [member] | December 21, 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				215
Tranche E [member] | Subtotal 2015
Disclosure of detailed information about borrowings [line items]
Borrowings				215
Tranche E [member] | October 27, 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				234
Tranche E [member] | Subtotal 2016
Disclosure of detailed information about borrowings [line items]
Borrowings				$ 234